Deferred Income Tax	12 Months Ended
Dec. 31, 2020
Deferred Income Tax
Deferred Income Tax

8. Deferred income tax

Deferred tax assets amount to EUR 7,525 thousand (previous year: EUR 7,794 thousand) and relate to the deferred tax assets on losses carried forward for Biofrontera Pharma GmbH.

The reduction in deferred tax assets results from the use of the tax loss carryforwards of Biofrontera Pharma GmbH in the amount of EUR 269 thousand (previous year: EUR 256 thousand). In the previous year, there was also a reduction in the trade tax rate of the city of Leverkusen with effect of January 1, 2020 in the amount of EUR 2,350 thousand.

The subsidiary Biofrontera Pharma GmbH has generated profits in the fiscal years 2019 and 2020 and it can be assumed that Biofrontera Pharma GmbH will continue to generate positive results in the future and thereby utilize its tax loss carryforwards.

Further deferred income tax on loss carryforwards incurred at Biofrontera AG in the amount of EUR 74 thousand (previous year: EUR 153 thousand) and at Biofrontera Inc. in the amount of EUR 0 (previous year: EUR 533 thousand) were capitalized to the extent that they are offset by deferred tax liabilities in the same amount.

The following table explains the generally existing deferred tax assets from tax loss carryforwards that have developed within the Group:

	December 31, 2020		December 31, 2019
in EUR thousands	Loss carried forward	Deferred tax assets	Loss carried forward	Deferred tax assets
Corporation tax including Solidarity Surcharge	134,606	21,301	135,415	21,436
Business tax	118,599	10,377	120,692	10,561
U.S. corporation tax	32,172	8,365	23,616	6,140
Total		40,044		38,137

These loss carryforwards have an unlimited carryforward period under current German law. In the USA, tax loss carryforwards can be carried forward for 20 years when occurred until December 31, 2017 in the amount of EUR 8,595 thousand, and indefinitely when occurred from January 1, 2018 in the amount of EUR 23,577 thousand (previous year: EUR 15,021 thousand).

	December 31, 2020		December 31, 2019
in EUR thousands	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Loss carried forward	7,824	-	8,568	-

Non-current assets

-Intangible assets	789	(656)	-	(620)
-Tangible assets	-	(980)	-	(1,002)

Current assets
- Receivables and other assets	15	-	43	-

Non-current and current financial liabilities	812	-	859	-

Current liabilities
- Liabilities and other	-	(279)	-	(54)
Total	9,440	(1,915)	9,470	(1,676)
Netting of deferred tax assets and liabilities	(1,915)	1,915	(1,676)	1,676
As recognized on balance sheet	7,525	-	7,794	-

Deferred taxes on losses carried forward are capitalized to the extent that there is substantial evidence that it is probable that future taxable profit will be available against which the loss carryforwards can be utilized or if there is an equivalent level of deferred tax liabilities. Due to the lack of predictability regarding future taxable profits with consideration of the loss history, the remaining deferred tax assets deriving from loss carryforwards in the amount of EUR 32,220 thousand (previous year: EUR 29,569 thousand) and deferred tax assets in the amount of EUR 1,812 thousand (previous year: EUR 2,000 thousand) were not recognized on the balance sheet, in accordance with IAS 12.34.

The following provides a reconciliation between expected and actual reported income tax expense, with the output value being based on the income tax rate of 24,575% (previous year: 32,45%) currently applicable to the Biofrontera Group.

in EUR thousands	December 31, 2020	December 31, 2019
Consolidated loss before tax	(12,697)	(4,777)
Expected income tax reimbursement	3,120	1,550
Differences arising from different tax rates	146	(839)

Effects of changes in trade tax rates
- from temporary differences	-	16
- from loss carryforwards	-	(2,350)
Tax increases due to non-deductible expenses	(982)	(538)
Changes in unrecognized deferred tax assets
- from active temporary differences	188	(1,217)
- from loss carryforwards	(2,627)	(4,251)

Tax-free income (badwill)	-	4,807
Other effects	(170)	241
Income taxes as per statement of comprehensive income	(325)	(2,581)